BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
BANK BORROWINGS
Bank borrowings	$ 1,960,893	$ 1,631,858
Analysis as:
Short-term	902,348	961,639
Long-term, current portion	675,857	107,392
Subtotal for short-term	1,578,205	1,069,031
Long-term, non-current portion	382,688	562,827
Borrowings from non-banking institutions	132,595	131,295
Analysis as:
Short-term		53,899
Long-term, current portion	21,828	33,646
Subtotal for short-term	21,828	87,545
Long-term, non-current portion	110,767	43,750
Total	2,093,488	$ 1,763,153
Secured short-term borrowings	1,275,455
Secured long-term borrowings	432,455
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings	89,901
Carrying value of inventories that serve as collateral for short-term and long-term borrowings	50,145
Carrying value of prepaid land use rights that serve as collateral for short-term and long-term borrowings	10,315
Carrying value of equity that serve as collateral for short-term and long-term borrowings	626,809
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings	102,298
Carrying value of accounts receivable that serve as collateral for short-term and long-term borrowings	321,892
Carrying value of project assets and solar power systems that serve as collateral for short-term and long-term borrowings	1,177,569
Credit facility
Analysis as:
Maximum bank credit facilities granted	2,889,031
Available amount of bank credit facilities	620,921
Credit facility | Repayment due after 2017
Analysis as:
Amount drawn of bank credit facilities granted	1,555,384
Credit facility | Repayment due in 2017
Analysis as:
Amount drawn of bank credit facilities granted	712,726
Non-binding bank credit facilities
Analysis as:
Maximum bank credit facilities granted	449,641
Available amount of bank credit facilities	109,910
Non-binding bank credit facilities | Repayment due after 2017
Analysis as:
Amount drawn of bank credit facilities granted	2,870
Non-binding bank credit facilities | Repayment due in 2017
Analysis as:
Amount drawn of bank credit facilities granted	$ 336,861